Note 5 - Warrants (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Aug. 31, 2021	Apr. 30, 2021
Class of Warrant or Right, Outstanding (in shares)					3,302,797	3,120,147
Share-Based Payment Arrangement, Expense	$ 493,000	$ 699,000	$ 1,505,000	$ 1,740,000	$ 2,275,000	$ 2,373,000
Warrants Issued in June 2018 and Expiring December 22, 2023 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						118,372
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 12.12
Warrants Issued in June 2018 and Expiring June 21, 2023 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						5,464
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 13.92
Warrants Issued in July 2017 for Consulting with Exercise Price of 14.46 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						16,667
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 14.46
Warrants Issued in July 2017 for Consulting with Exercise Price 18.00 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						8,334
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 18
Equity Classified Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		250,000		250,000		396,502	100,000	150,000	50,000	250,000	71,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 1.24		$ 1.24			$ 0.62	$ 0.6	$ 1.49	$ 3.08	$ 3.63
Warrants and Rights Outstanding, Term (Year)		10 years		10 years			5 years	10 years	10 years	10 years	5 years
Class of Warrant or Right, Outstanding (in shares)	896,501		896,501		646,501	396,502
Class of Warrant or Right, Vested and Exercisable (in shares)	424,084		424,084		400,859	186,560
Share-Based Payment Arrangement, Expense	$ 50,000	$ 232,000	$ 142,000	$ 398,000	$ 398,000	$ 516,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 446,000		$ 446,000		$ 437,000